COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES Phantom Information (Details) - Cyber security incident [Member] $ in Millions	Jun. 26, 2019 USD ($) LegalMatter
Loss Contingencies [Line Items]
Number of putative class actions filed | LegalMatter	4
Accrued liability for loss contingency | $	$ 0.0